Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Geographic Information [Line Items]
Revenues, net	$ 108,694	$ 86,405	$ 66,364
EMEA [Member]
Geographic Information [Line Items]
Revenues, net	24,720	21,600	18,004
Asia Pacific - other [Member]
Geographic Information [Line Items]
Revenues, net	11,963	16,015	11,608
Americas (mostly U.S) [Member]
Geographic Information [Line Items]
Revenues, net	$ 72,011	$ 48,790	$ 36,752